Derecognition of Financial Assets - Summary of Carrying Amount of Transferred Other Financial Assets Do Not Qualify for Derecognition and Associated Liabilities (Detail) - Other Financial Assets [Member] - CAD ($)
$ in Millions
		Oct. 31, 2024	Oct. 31, 2023
Disclosure of transferred financial assets that are not derecognised in their entirety [line items]
Carrying value of assets	[1]	$ 232,811	$ 196,470
Carrying value of associated liabilities	[1],[2]	190,449	160,007
Repurchase agreement [member]
Disclosure of transferred financial assets that are not derecognised in their entirety [line items]
Carrying value of assets	[1],[3]	174,334	140,296
Securities lending [member]
Disclosure of transferred financial assets that are not derecognised in their entirety [line items]
Carrying value of assets	[1]	$ 58,477	$ 56,174

[1]	The fair value of transferred assets is $232,811 (2023 – $196,470) and the fair value of the associated liabilities is $190,449 (2023 – $160,007), for a net position of $42,362 (2023 – $36,463).
[2]	Liabilities for securities lending arrangements only include amounts related to cash collateral received. For securities received as collateral, refer to Note 36(a)(iv) – Financial Instruments – Risk Management.
[3]	Does not include over-collateralization of assets pledged.